Segment Information (Details) (Textuals) (Mexico [Member], USD $) In Millions	Apr. 30, 2011	Apr. 30, 2010
Mexico [Member]
Segment Information (Textuals) [Abstract]
Net book value of property, plant, and equipment	$ 65	$ 62